COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands, HKD in Millions							1 Months Ended					12 Months Ended
	Mar. 15, 2015	Aug. 31, 2014 CNY (¥)	Jun. 12, 2014 USD ($)	Dec. 12, 2013 USD ($) Item	Oct. 21, 2013 USD ($)	Jun. 06, 2013 USD ($)	May 31, 2016 USD ($)	Mar. 20, 2015 USD ($)	Jun. 18, 2014 USD ($)	Jun. 18, 2014 HKD	Feb. 28, 2013 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Operating Leases, Rent Expense | ¥												¥ 26,184	¥ 54,939	¥ 143,499
Loss Contingency Accrual, Payments | $							$ 450
Changsha K12 Experimental School [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | ¥											¥ 167,990
Beijing Ambow Online Software Co Ltd [Member]
Loss Contingencies [Line Items]
Amount of enterprise income tax already exempted claimed by tax authority | ¥		¥ 7,278
Accrued overdue fee | ¥		¥ 3,435										1,332	1,328
Total amount to be paid | ¥												¥ 13,373	¥ 12,041	¥ 10,713
Period from receipt of the ruling within which appeal can be filed	10 days
Breach of Contract [Member] | Skillsoft [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | $					$ 2,000	$ 2,500		$ 7,300
Settlement amount paid | $			$ 100						$ 600						$ 800
Settlement costs | HKD										HKD 0.4
Settlement amount | $				$ 600
Number of claims filed | Item				2
Invoices for Pre Paid Licensing Fees [Member] | Skillsoft [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | $						$ 2,000